Note 16 - Net Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2024	2023

Shares issued and outstanding at beginning of period	44,682,427	44,226,493
Weighted average number of shares:
Issued during the period	337,006	329,888
Weighted average number of shares used in computing basic earnings per share	45,019,433	44,556,381
Assumed exercise of stock options, net of shares assumed acquired under the Treasury Stock Method	260,499	238,593
Number of shares used in computing diluted earnings per share	45,279,932	44,794,974